Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Concentrate	$ 26,801	$ 69,691
Ore stockpiles	45,713	76,512
Provision against carrying value of ore stockpiles	(908)	(15,636)
Materials and supplies	179,795	185,994
Provision against carrying value of materials and supplies	(75,682)	(73,591)
Inventories	175,719	242,970
Ore stockpiles	30,640	25,005
Provision against carrying value of ore stockpiles	(1,655)	(6,350)
Inventories	$ 28,985	$ 18,655